Quarterly Holdings Report
for
Fidelity® OTC K6 Portfolio
October 31, 2022
OTC-K6-NPRT1-1222
1.9893894.103
Common Stocks - 96.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.8%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)	88	19
Entertainment - 2.1%
Activision Blizzard, Inc.	50,517	3,677,638
Electronic Arts, Inc.	166	20,909
NetEase, Inc. ADR	1,097	61,015
Netflix, Inc. (a)	97,271	28,391,459
Take-Two Interactive Software, Inc. (a)	1,562	185,066
		32,336,087
Interactive Media & Services - 10.5%
Alphabet, Inc.:
Class A (a)	790,010	74,663,845
Class C (a)	486,647	46,066,005
Match Group, Inc. (a)	19,157	827,582
Meta Platforms, Inc. Class A (a)	227,979	21,238,524
Snap, Inc. Class A (a)	1,143,888	11,335,930
Tencent Holdings Ltd. sponsored ADR	222,376	5,844,041
Vimeo, Inc. (a)	23,769	90,322
Yandex NV Series A (a)(b)(c)	253,404	869,135
		160,935,384
Media - 3.2%
Charter Communications, Inc. Class A (a)	66,001	24,263,288
Comcast Corp. Class A	770,014	24,440,244
		48,703,532
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	5,200	788,112
TOTAL COMMUNICATION SERVICES		242,763,134
CONSUMER DISCRETIONARY - 14.0%
Automobiles - 0.5%
Rivian Automotive, Inc.	1,192	41,684
Tesla, Inc. (a)	30,783	7,004,364
		7,046,048
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (a)	1,449	154,913
Churchill Downs, Inc.	81,339	16,911,191
Marriott International, Inc. Class A	2,713	434,378
Vail Resorts, Inc.	1,569	343,815
Wynn Resorts Ltd. (a)	8,861	566,218
		18,410,515
Internet & Direct Marketing Retail - 6.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	20,127	1,279,675
Amazon.com, Inc. (a)	893,696	91,550,218
ContextLogic, Inc. (a)(b)	16,321	12,779
Etsy, Inc. (a)	10,846	1,018,548
Global-e Online Ltd. (a)	16,403	414,832
JD.com, Inc. Class A	703	12,802
Meituan Class B (a)(d)	404,521	6,476,602
Pinduoduo, Inc. ADR (a)	75,839	4,158,252
thredUP, Inc. (a)	7,155	8,801
Zomato Ltd. (a)	368,500	280,893
		105,213,402
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	22,546	3,573,541
Specialty Retail - 2.9%
Five Below, Inc. (a)	71,337	10,440,170
Lowe's Companies, Inc.	73,141	14,258,838
Ross Stores, Inc.	194,603	18,621,561
TJX Companies, Inc.	15,421	1,111,854
		44,432,423
Textiles, Apparel & Luxury Goods - 2.4%
Kontoor Brands, Inc.	451	16,101
lululemon athletica, Inc. (a)	68,253	22,457,967
LVMH Moet Hennessy Louis Vuitton SE	20,243	12,773,230
NIKE, Inc. Class B	12,714	1,178,334
		36,425,632
TOTAL CONSUMER DISCRETIONARY		215,101,561
CONSUMER STAPLES - 4.7%
Beverages - 3.1%
Diageo PLC	210,331	8,655,650
Keurig Dr. Pepper, Inc.	547,747	21,274,493
Monster Beverage Corp. (a)	195,388	18,311,763
		48,241,906
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	9,379	4,703,569
Food Products - 1.3%
Mondelez International, Inc.	316,864	19,480,799
Personal Products - 0.0%
The Honest Co., Inc. (a)(b)	506	1,675
TOTAL CONSUMER STAPLES		72,427,949
ENERGY - 6.0%
Energy Equipment & Services - 1.7%
Halliburton Co.	273,745	9,969,793
Schlumberger Ltd.	245,362	12,766,185
TGS ASA ADR	175,160	2,639,661
		25,375,639
Oil, Gas & Consumable Fuels - 4.3%
Cenovus Energy, Inc. (Canada)	11,807	238,679
Diamondback Energy, Inc.	106,799	16,779,191
EOG Resources, Inc.	942	128,602
Hess Corp.	76,138	10,741,549
Reliance Industries Ltd.	964,613	29,709,801
Reliance Industries Ltd. sponsored GDR (d)	141,765	8,654,753
		66,252,575
TOTAL ENERGY		91,628,214
FINANCIALS - 2.2%
Banks - 2.2%
Bank of America Corp.	148,854	5,364,698
Fifth Third Bancorp	231,252	8,253,384
Huntington Bancshares, Inc.	1,010,956	15,346,312
Wells Fargo & Co.	96,777	4,450,774
Wintrust Financial Corp.	2,901	271,592
		33,686,760
Capital Markets - 0.0%
S&P Global, Inc.	146	46,903
TOTAL FINANCIALS		33,733,663
HEALTH CARE - 10.0%
Biotechnology - 5.7%
Alnylam Pharmaceuticals, Inc. (a)	89,755	18,602,621
Amgen, Inc.	51,467	13,914,103
Arcutis Biotherapeutics, Inc. (a)	68,061	1,203,318
Ascendis Pharma A/S sponsored ADR (a)	20,988	2,413,620
GenSight Biologics SA (a)	15,138	50,715
Ionis Pharmaceuticals, Inc. (a)	2,295	101,439
Regeneron Pharmaceuticals, Inc. (a)	41,916	31,384,605
Relay Therapeutics, Inc. (a)	86,456	1,921,052
Trevena, Inc. (a)	31,835	5,460
Vertex Pharmaceuticals, Inc. (a)	49,439	15,424,968
Xencor, Inc. (a)	66,395	1,859,060
		86,880,961
Health Care Equipment & Supplies - 1.4%
DexCom, Inc. (a)	47,433	5,728,958
Figs, Inc. Class A (a)	3,752	27,690
Insulet Corp. (a)	55,938	14,477,314
Neuronetics, Inc. (a)	2,758	9,184
Outset Medical, Inc. (a)	3,001	46,636
Pulmonx Corp. (a)	2,777	37,101
Tandem Diabetes Care, Inc. (a)	14,467	812,322
		21,139,205
Health Care Providers & Services - 1.4%
agilon health, Inc. (a)	35,902	712,655
Cigna Corp.	6,044	1,952,575
Guardant Health, Inc. (a)	160,427	7,941,137
Humana, Inc.	19,540	10,904,883
		21,511,250
Health Care Technology - 0.0%
Certara, Inc. (a)	20,173	246,716
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	23,967	651,423
Bruker Corp.	193,076	11,939,820
Illumina, Inc. (a)	3,001	686,689
Nanostring Technologies, Inc. (a)	95,475	998,669
Olink Holding AB ADR (a)	88,742	1,626,641
Seer, Inc. (a)	35,614	278,858
		16,182,100
Pharmaceuticals - 0.5%
AstraZeneca PLC sponsored ADR	131,690	7,744,689
Elanco Animal Health, Inc. (a)	6,317	83,321
TherapeuticsMD, Inc. (a)(b)	490	3,102
		7,831,112
TOTAL HEALTH CARE		153,791,344
INDUSTRIALS - 1.3%
Airlines - 0.0%
Wheels Up Experience, Inc. Class A (a)	67,407	119,310
Professional Services - 1.2%
Verisk Analytics, Inc.	94,772	17,327,165
Road & Rail - 0.1%
Canadian Pacific Railway Ltd.	11,198	834,139
CSX Corp.	20,371	591,981
		1,426,120
TOTAL INDUSTRIALS		18,872,595
INFORMATION TECHNOLOGY - 42.4%
Communications Equipment - 0.4%
Cisco Systems, Inc.	135,952	6,176,299
IT Services - 3.6%
Gartner, Inc. (a)	83,428	25,188,582
MasterCard, Inc. Class A	66,563	21,844,645
MongoDB, Inc. Class A (a)	7,244	1,325,869
PayPal Holdings, Inc. (a)	12,959	1,083,113
Twilio, Inc. Class A (a)	129	9,594
X Holdings I, Inc. (c)(e)	5,783	5,783,000
		55,234,803
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	153,255	9,204,495
Analog Devices, Inc.	17,340	2,473,031
Applied Materials, Inc.	153,679	13,568,319
ASML Holding NV	44,580	21,060,484
Enphase Energy, Inc. (a)	2,900	890,300
Lam Research Corp.	28,071	11,362,579
Marvell Technology, Inc.	788,781	31,298,830
NVIDIA Corp.	160,819	21,705,740
NXP Semiconductors NV	42,110	6,151,429
Skyworks Solutions, Inc.	7,819	672,512
SolarEdge Technologies, Inc. (a)	5,963	1,371,669
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	286,927	17,660,357
Texas Instruments, Inc.	44,967	7,223,049
		144,642,794
Software - 14.8%
Adobe, Inc. (a)	10,307	3,282,780
ANSYS, Inc. (a)	3,716	821,831
Aspen Technology, Inc. (a)	68,937	16,644,839
Autodesk, Inc. (a)	18,477	3,959,621
Cadence Design Systems, Inc. (a)	68,694	10,399,585
Dropbox, Inc. Class A (a)	10,913	237,358
Duck Creek Technologies, Inc. (a)	1,791	21,385
Dynatrace, Inc. (a)	2,995	105,544
Epic Games, Inc. (a)(c)(e)	5,200	4,627,636
HIVE Blockchain Technologies Ltd. (a)(b)	36,935	115,223
Intuit, Inc.	23,824	10,184,760
Microsoft Corp.	740,079	171,794,538
Salesforce.com, Inc. (a)	609	99,017
Stripe, Inc. Class B (a)(c)(e)	7,800	185,718
Synopsys, Inc. (a)	13,242	3,873,947
Workday, Inc. Class A (a)	5,047	786,424
		227,140,206
Technology Hardware, Storage & Peripherals - 14.2%
Apple, Inc.	1,411,966	216,510,864
Samsung Electronics Co. Ltd.	19,210	799,452
Western Digital Corp. (a)	21,766	748,097
		218,058,413
TOTAL INFORMATION TECHNOLOGY		651,252,515
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equinix, Inc.	749	424,264
TOTAL COMMON STOCKS (Cost $1,437,838,738)		1,479,995,239

Preferred Stocks - 0.9%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
Reddit, Inc.:
Series E(a)(c)(e)	2,900	112,433
Series F(a)(c)(e)	108,712	4,214,764
		4,327,197
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(c)(e)	300	106,491

Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (e)	33,481	1,641,620

TOTAL CONSUMER DISCRETIONARY		1,748,111

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(e)	8,180	1,284,424

Software - 0.0%
Stripe, Inc. Series H (a)(c)(e)	3,000	71,430
Tenstorrent, Inc. Series C1 (a)(c)(e)	3,400	148,750
		220,180
TOTAL INFORMATION TECHNOLOGY		1,504,604

TOTAL CONVERTIBLE PREFERRED STOCKS		7,579,912
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(c)(e)	2,467	113,038
Series B2(a)(c)(e)	15,200	726,104
		839,142
Internet & Direct Marketing Retail - 0.3%
Circle Internet Financial Ltd. Series E (e)	108,317	5,310,934

TOTAL CONSUMER DISCRETIONARY		6,150,076

TOTAL PREFERRED STOCKS (Cost $12,999,889)		13,729,988

Convertible Bonds - 0.3%
	Principal Amount (f)	Value ($)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26 (Cost $4,923,006)	6,988,542	4,615,932

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (c)(e)(g) (Cost $190,000)	190,000	190,000

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (h)	2,600,105	2,600,625
Fidelity Securities Lending Cash Central Fund 3.10% (h)(i)	4,886,664	4,887,153
TOTAL MONEY MARKET FUNDS (Cost $7,487,778)		7,487,778

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $1,463,439,411)	1,506,018,937
NET OTHER ASSETS (LIABILITIES) - 1.9%	29,257,968
NET ASSETS - 100.0%	1,535,276,905

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,131,355 or 1.0% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,516,342 or 1.6% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	896,317

Circle Internet Financial Ltd. Series E	5/11/21	1,758,000

Circle Internet Financial Ltd. Series F	5/09/22	1,410,889

Discord, Inc. Series I	9/15/21	165,187

Epic Games, Inc.	7/13/20 - 3/29/21	4,292,000

Reddit, Inc. Series E	5/18/21	123,175

Reddit, Inc. Series F	8/11/21	6,717,793

Stripe, Inc. Class B	5/18/21	313,001

Stripe, Inc. Series H	3/15/21	120,375

Tenstorrent, Inc. Series C1	4/23/21	202,145

Tenstorrent, Inc. 0%	4/23/21	190,000

Waymo LLC Series A2	5/08/20	211,834

Waymo LLC Series B2	6/11/21	1,394,174

X Holdings I, Inc.	10/27/21	5,743,370

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	25,867,719	23,067,734	46,334,828	22,728	-	-	2,600,625	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	24,755,878	19,380,661	39,249,386	89,929	-	-	4,887,153	0.0%
Total	50,623,597	42,448,395	85,584,214	112,657	-	-	7,487,778

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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